Commitments & Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Commitments & Contingencies
Note 12—Commitments and Contingencies
(A) Significant Agreements
The Company, primarily through its subsidiaries, has entered into commitments under various asset acquisition and license agreements. Additionally, the Company, through its subsidiaries, enters into agreements with contract service providers to assist in the performance of its R&D activities. Expenditures to contract research organizations and contract manufacturing organizations represent significant costs in the clinical development of its product candidates. Subject to required notice periods and certain obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.
(B) Loss Contingencies
The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company accrues for loss contingencies when available information indicates that it is probable that a liability has been incurred and the amount of such loss can be reasonably estimated, and if the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation or claim, including an estimable range, if possible. The Company is currently not involved in any legal proceedings with a probable and estimable material loss.
(C) Intellectual Property Agreements
As of September 30, 2021, the Company did not have any ongoing material financial commitments, other than pursuant to various asset acquisition and license agreements.
(D)
COVID-19
Pandemic
The Company has been actively monitoring the impact of the
COVID-19
pandemic on its employees and business. Based on guidance issued by federal, state and local authorities, the Company transitioned to a remote work model for its employees in March 2020 and its workforce continues to primarily work remotely.
The
COVID-19
pandemic has had a variable impact on clinical trials by disrupting certain study sites. In the conduct of business activities, the Company continues to take actions designed to protect the safety and well-being of its patients and employees. Although some of the Company’s clinical development timelines have been impacted by delays related to the
COVID-19
pandemic, the Company has not experienced material financial impacts on its business and operations as a result of the
COVID-19
pandemic. However, the impact on the Company’s future results will largely depend on future developments related to
COVID-19,
which are highly uncertain and cannot be predicted with confidence, such as the emergence of new variants, the ultimate duration and spread of the outbreak, the continuing impact of the
COVID-19
pandemic on financial markets and the global economy, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States and other countries to contain, treat, and prevent the disease, including the availability and effectiveness of vaccines.

Note 14—Commitments and Contingencies
(A) Significant Agreements
The Company, primarily through its subsidiaries has entered into commitments under various asset acquisition and license agreements including those described in Note 4, “Asset Acquisitions and License Agreements.” Additionally, the Company through its subsidiaries enters into agreements with contract service providers to assist in the performance of its R&D activities. Expenditures to contract research organizations and contract manufacturing organizations represent significant costs in the clinical development of its product candidates. Subject to required notice periods and certain obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.
(B) Loss Contingencies
The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company accrues for loss contingencies when available information indicates that it is probable that a liability has been incurred and the amount of such loss can be reasonably estimated, and if the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation or claim, including an estimable range, if possible. The Company is currently not involved in any legal proceedings with a probable and estimable material loss.
(C) Intellectual Property Agreements
As of March 31, 2021, the Company did not have any ongoing material financial commitments, other than pursuant to various asset acquisition and license agreements including those described in Note 4, “Asset Acquisitions and License Agreements.”
(D)
COVID-19
Pandemic
The Company has been actively monitoring the impact of the
COVID-19
pandemic on its employees and business. Based on guidance issued by federal, state and local authorities, the Company transitioned to a remote work model for its employees in March 2020 and its workforce continues to primarily work remotely.
The
COVID-19
pandemic has had a variable impact on clinical trials by disrupting certain study sites. In the conduct of business activities, the Company continues to take actions designed to protect the safety
and well-
being of its patients and employees. Although
some
of the Company’s clinical development timelines have been impacted by delays related to the
COVID-19
pandemic, the Company has not experienced material financial impacts on its business and operations as a result of the
COVID-19
pandemic. However, the impact on the Company’s future results will largely depend on future developments related to
COVID-19,
which are highly uncertain and cannot be predicted with confidence, such as the emergence of new variants, the ultimate duration and spread of the outbreak, the continuing impact of the
COVID-19
pandemic on financial markets and the global economy, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States and other countries to contain, treat, and prevent the disease, including the availability and effectiveness of vaccines.